Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued legal and professional fees	$ 1,226	$ 2,300
General and administrative expenses
Cash award, authorized amount	4,355	3,945	$ 2,805
Directors and Officers of the Company
Accrued legal and professional fees	$ 525	$ 1,970